Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2014
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	4 years
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	4 years
Other intellectual property [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	4 years
Other intellectual property [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	10 years